                              IDEX  II SERIES FUND
                       SUPPLEMENT DATED DECEMBER 4, 1995
                      TO PROSPECTUS DATED OCTOBER 1, 1995

   PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

         The following revised sales charge schedule replaces the schedule on page 39 under the heading "PURCHASING CLASS A SHARES - SALES CHARGES" in its entirety:

         The public offering price of a Class A share is equal to the net asset value per share plus a sales charge determined in accordance with the following schedules:

                          AGGRESSIVE GROWTH PORTFOLIO
                         CAPITAL APPRECIATION PORTFOLIO
                                GLOBAL PORTFOLIO
                                GROWTH PORTFOLIO
                            EQUITY-INCOME PORTFOLIO
                      TACTICAL ASSET ALLOCATION PORTFOLIO
                               BALANCED PORTFOLIO
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
                                          Sales Charge as                     Reallowance to              Sales Charge
                                           % of Offering                     Dealers as a % of              as a % of
Amount of Purchase                             Price                           Offering Price            Amount Invested
------------------                        ---------------                    -----------------           ---------------
Less than $50,000 . . . . . . . . . . . . . .  5.50%  . . . . . . . . . . . . . .  4.75%  . . . . . . . . . . . .  .75%
$50,000 but less than $100,000  . . . . . . .  4.75%  . . . . . . . . . . . . . .  4.00%  . . . . . . . . . . . .  .75%
$100,000 but less than $250,000 . . . . . . .  3.50%  . . . . . . . . . . . . . .  2.75%  . . . . . . . . . . . .  .75%
$250,000 but less than $500,000 . . . . . . .  2.75%  . . . . . . . . . . . . . .  2.25%  . . . . . . . . . . . .  .50%
$500,000 but less than $1,000,000 . . . . . .  2.00%  . . . . . . . . . . . . . .  1.75%  . . . . . . . . . . . .  .25%
$1,000,000 or more  . . . . . . . . . . . . .  0.00%  . . . . . . . . . . . . . .  0.25%* . . . . . . . . . . . .  .00%

* This amount is not a charge incurred by shareholders. ISI, at its own expense, may make such a payment in accordance with its procedures as may be in effect from time to time. ISI's procedures currently provide for a payment in the amount shown.

                                FLEXIBLE INCOME
                                  INCOME PLUS
                                  TAX-EXEMPT
--------------------------------------------------------------------------------

                                          Sales Charge as                      Reallowance to            Sales Charge
                                            % of Offering                     Dealers as a % of            as a % of
Amount of Purchase                             Price                            Offering Price          Amount Invested
------------------                        ---------------                     -----------------         ---------------
Less than $50,000 . . . . . . . . . . . . . .  4.75%  . . . . . . . . . . . . . .  4.00%  . . . . . . . . . . . .  .75%
$50,000 but less than $100,000  . . . . . . .  4.00%  . . . . . . . . . . . . . .  3.25%  . . . . . . . . . . . .  .75%
$100,000 but less than $250,000 . . . . . . .  3.50%  . . . . . . . . . . . . . .  2.75%  . . . . . . . . . . . .  .75%
$250,000 but less than $500,000 . . . . . . .  2.25%  . . . . . . . . . . . . . .  1.75%  . . . . . . . . . . . .  .50%
$500,000 but less than $1,000,000 . . . . . .  1.25%  . . . . . . . . . . . . . .  1.00%  . . . . . . . . . . . .  .25%
$1,000,000 or more  . . . . . . . . . . . . .  0.00%  . . . . . . . . . . . . . .  0.25%**  . . . . . . . . . . .  .00%

** This amount is not a charge incurred by shareholders. ISI, at its own expense, may make such a payment in accordance with its procedures as may be in effect from time to time. ISI's procedures currently provide for a payment in the amount shown.